Schedule of revenue classified by type of good or service (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 3,487,879	$ 3,394,313	$ 6,164,173	$ 4,992,034
Sales of circular products [member]
IfrsStatementLineItems [Line Items]
Revenue	800,129	1,313,953	2,305,646	2,746,097
Waste disposal services [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 2,687,750	$ 2,080,360	$ 3,858,527	$ 2,245,937